Average Annual Total Returns - Transamerica Madison Diversified Income VP	Service 1 Year	Service 5 Years	Service Since Inception	Service Inception Date	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception		Transamerica Madison Diversified Income VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Madison Diversified Income VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Madison Diversified Income VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.95%	7.58%	6.27%	May 01, 2011	7.51%	4.44%	3.79%	20.96%	[1]	15.60%	[1]	13.46%	[1]	13.58%	[2]	9.11%	[2]	7.83%	[2]

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	The Transamerica Madison Diversified Income VP Blended Benchmark consists of the following: Bloomberg Barclays US Aggregate Bond Index, 60% and Russell 1000® Index, 40%.